Segment reporting - Results of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information
Net Interest income (expense)	$ 1,856,613	$ 1,891,694	$ 1,734,877
Provision for credit losses	292,536	165,779	228,072
Non interest Income	512,312	569,883	652,494
Amortization of intangibles	6,397	9,370	9,326
Depreciation expense	58,452	58,067	53,300
Loss on early extinguishment of debt	0	0	12,522
Other operating expenses	1,392,980	1,410,045	1,346,414
Income tax expense (benefit)	111,938	147,181	119,579
Net income (loss) from continuing operations	506,622	671,135	618,158
Segment assets	65,926,000	52,115,324	47,604,577
Reportable Segment
Segment Reporting Information
Net Interest income (expense)	1,896,127	1,929,369	1,786,752
Provision for credit losses	292,441	165,523	228,323
Non interest Income	469,625	529,338	612,366
Amortization of intangibles	6,299	9,274	9,285
Depreciation expense	57,448	57,321	52,557
Loss on early extinguishment of debt			0
Other operating expenses	1,397,678	1,413,130	1,254,620
Income tax expense (benefit)	113,622	148,309	146,489
Net income (loss) from continuing operations	498,264	665,150	707,844
Segment assets	65,575,645	51,794,604	47,304,409
Intersegment Elimination
Segment Reporting Information
Net Interest income (expense)	11	(51)	(2)
Provision for credit losses	0	0	0
Non interest Income	(553)	(561)	(560)
Amortization of intangibles	0	0	0
Depreciation expense	0	0	0
Other operating expenses	(544)	(547)	(546)
Income tax expense (benefit)	0	0	0
Net income (loss) from continuing operations	2	(65)	(16)
Segment assets	(33,935)	(18,576)	(114,923)
Corporate
Segment Reporting Information
Net Interest income (expense)	(39,514)	(37,675)	(51,875)
Provision for credit losses	95	256	(251)
Non interest Income	46,442	43,901	42,914
Amortization of intangibles	98	96	41
Depreciation expense	1,004	746	743
Loss on early extinguishment of debt			12,522
Other operating expenses	(1,212)	55	94,640
Income tax expense (benefit)	(1,560)	(1,041)	(26,947)
Net income (loss) from continuing operations	8,503	6,114	(89,709)
Segment assets	5,214,439	5,228,276	5,099,491
Eliminations
Segment Reporting Information
Net Interest income (expense)	0	0	0
Provision for credit losses	0	0	0
Non interest Income	(3,755)	(3,356)	(2,786)
Amortization of intangibles	0	0	0
Depreciation expense	0	0	0
Loss on early extinguishment of debt			0
Other operating expenses	(3,486)	(3,140)	(2,846)
Income tax expense (benefit)	(124)	(87)	37
Net income (loss) from continuing operations	(145)	(129)	23
Segment assets	(4,864,084)	(4,907,556)	(4,799,323)
Banco Popular de Puerto Rico | Reportable Segment
Segment Reporting Information
Net Interest income (expense)	1,593,599	1,633,950	1,482,178
Provision for credit losses	210,955	135,495	198,442
Non interest Income	445,893	506,739	592,938
Amortization of intangibles	5,634	8,610	8,620
Depreciation expense	47,890	49,058	43,504
Other operating expenses	1,169,816	1,208,458	1,073,012
Income tax expense (benefit)	106,211	129,145	121,195
Net income (loss) from continuing operations	498,986	609,923	630,343
Segment assets	55,353,626	41,756,864	38,037,696
Banco Popular de Puerto Rico | Reportable Segment | Commercial Banking
Segment Reporting Information
Net Interest income (expense)	653,091	619,926	584,293
Provision for credit losses	47,905	(46,099)	105,604
Non interest Income	100,329	99,758	84,762
Amortization of intangibles	197	195	208
Depreciation expense	20,488	20,024	17,668
Other operating expenses	303,534	309,762	276,158
Income tax expense (benefit)	104,617	104,636	76,255
Net income (loss) from continuing operations	276,679	331,166	193,162
Segment assets	49,806,766	34,340,842	27,712,852
Banco Popular de Puerto Rico | Reportable Segment | Consumer and Retail Banking
Segment Reporting Information
Net Interest income (expense)	927,165	1,009,196	892,735
Provision for credit losses	163,050	181,594	92,838
Non interest Income	249,464	303,268	311,775
Amortization of intangibles	3,609	4,294	4,275
Depreciation expense	26,746	28,411	25,222
Other operating expenses	782,521	835,582	718,990
Income tax expense (benefit)	(5,934)	11,999	100,925
Net income (loss) from continuing operations	206,637	250,584	262,260
Segment assets	29,000,270	23,976,004	22,712,950
Banco Popular de Puerto Rico | Reportable Segment | Other Financial Services
Segment Reporting Information
Net Interest income (expense)	13,343	4,828	5,201
Provision for credit losses	0	0	0
Non interest Income	97,443	106,218	95,199
Amortization of intangibles	1,828	4,121	4,137
Depreciation expense	656	623	614
Other operating expenses	85,122	65,631	71,344
Income tax expense (benefit)	7,528	12,510	7,903
Net income (loss) from continuing operations	15,652	28,161	16,402
Segment assets	2,218,444	380,557	376,992
Banco Popular de Puerto Rico | Reportable Segment | Eliminations
Segment Reporting Information
Net Interest income (expense)	0	0	(51)
Provision for credit losses	0	0	0
Non interest Income	(1,343)	(2,505)	101,202
Amortization of intangibles	0	0	0
Depreciation expense	0	0	0
Other operating expenses	(1,361)	(2,517)	6,520
Income tax expense (benefit)	0	0	(63,888)
Net income (loss) from continuing operations	18	12	158,519
Segment assets	(25,671,854)	(16,940,539)	(12,765,098)
PB | Reportable Segment
Segment Reporting Information
Net Interest income (expense)	302,517	295,470	304,576
Provision for credit losses	81,486	30,028	29,881
Non interest Income	24,285	23,160	19,988
Amortization of intangibles	665	664	665
Depreciation expense	9,558	8,263	9,053
Other operating expenses	228,406	205,219	182,154
Income tax expense (benefit)	7,411	19,164	25,294
Net income (loss) from continuing operations	(724)	55,292	77,517
Segment assets	$ 10,255,954	$ 10,056,316	$ 9,381,636